Filed pursuant to Rule 497(e)
File Nos. 333-201530; 811-23024

PSCX	Pacer Swan SOS Conservative (January) ETF
PSCW	Pacer Swan SOS Conservative (April) ETF
PSCJ	Pacer Swan SOS Conservative (July) ETF
PSCQ	Pacer Swan SOS Conservative (October) ETF
PSMD	Pacer Swan SOS Moderate (January) ETF
PSMR	Pacer Swan SOS Moderate (April) ETF
PSMJ	Pacer Swan SOS Moderate (July) ETF
PSMO	Pacer Swan SOS Moderate (October) ETF
PSFD	Pacer Swan SOS Flex (January) ETF
PSFM	Pacer Swan SOS Flex (April) ETF
PSFJ	Pacer Swan SOS Flex (July) ETF
PSFO	Pacer Swan SOS Flex (October) ETF
(each, a “Fund” and together, the “Funds”)
Supplement dated January 2, 2026 to each Fund’s Summary Prospectus and the Funds’ Prospectus, each dated February 28, 2025, as previously supplemented
As described in each Fund’s Summary Prospectus and the Funds’ Prospectus, shareholders are subject to a pre-determined upside return cap (“Cap”) from an investment in a Fund for a given period of approximately one year (the “Investment Period”).
On December 31, 2025, the previous Investment Period for the Pacer Swan SOS Conservative (January) ETF, the Pacer Swan SOS Moderate (January) ETF, and the Pacer Swan SOS Flex (January) ETF (collectively, the “Pacer Swan SOS January Series”) ended. A new Investment Period for the Pacer Swan SOS January Series began as of January 2, 2026 and will end on December 31, 2026. The Investment Period and Cap for each Fund is set forth below.

	Investment Period Start	Investment Period End	Cap (before Fund fees and expenses)	Cap (after Fund fees and expenses)
Pacer Swan SOS Conservative (January) ETF	January 2, 2026	December 31, 2026	11.97%	11.36%
Pacer Swan SOS Conservative (April) ETF	April 1, 2025	March 31, 2026	12.89%	12.29%
Pacer Swan SOS Conservative (July) ETF	July 1, 2025	June 30, 2026	12.23%	11.62%
Pacer Swan SOS Conservative (October) ETF	October 1, 2025	September 30, 2026	11.61%	11.00%
Pacer Swan SOS Moderate (January) ETF	January 2, 2026	December 31, 2026	12.15%	11.54%
Pacer Swan SOS Moderate (April) ETF	April 1, 2025	March 31, 2026	12.47%	11.87%
Pacer Swan SOS Moderate (July) ETF	July 1, 2025	June 30, 2026	12.20%	11.59%
Pacer Swan SOS Moderate (October) ETF	October 1, 2025	September 30, 2026	11.84%	11.24%
Pacer Swan SOS Flex (January) ETF	January 2, 2026	December 31, 2026	14.30%	13.69%
Pacer Swan SOS Flex (April) ETF	April 1, 2025	March 31, 2026	13.95%	13.35%
Pacer Swan SOS Flex (July) ETF	July 1, 2025	June 30, 2026	14.10%	13.49%
Pacer Swan SOS Flex (October) ETF	October 1, 2025	September 30, 2026	13.73%	13.12%

Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.